Consolidated Balance Sheets In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash	$ 194,718	1,285,137	1,041,290
Time deposits	1,241,511	8,193,972	5,975,378
Restricted cash	21,303	140,599	123,864
Accounts receivable, net	38,839	256,335	187,340
Prepayments and other current assets	102,847	678,793	568,125
Deferred tax assets	10,918	72,059	76,565
Total current assets	1,610,136	10,626,895	7,972,562
Non-current assets:
Property, equipment and software, net	114,512	755,778	557,756
Land use right, net	1,825	12,046	12,305
License rights	21,915	144,637	212,847
Deferred tax assets	232	1,530	4,188
Other long-term assets	6,935	45,776	43,811
Total non-current assets	145,419	959,767	830,907
Total assets	1,755,555	11,586,662	8,803,469
Current liabilities:
Accounts payable	19,782	130,558	238,435
Salary and welfare payables	27,572	181,973	129,493
Taxes payable	43,838	289,332	213,727
Deferred revenue	117,265	773,952	583,470
Accrued liabilities and other payables	68,547	452,412	212,800
Total current liabilities	277,004	1,828,227	1,377,925
Long-term Payable:
Other long-term payable	5,052	33,342	200
Deferred tax liabilities	221	1,455
Total long-term payable	5,273	34,797	200
Total liabilities	282,277	1,863,024	1,378,125
Commitments and contingencies (See Note 19)
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized,3,238,025 shares issued and outstanding as of December 31, 2009 and 3,252,364 shares issued and outstanding as of December 31, 2010	405	2,673	2,664
Additional paid-in capital	128,898	850,724	784,489
Statutory reserves	48,783	321,968	225,784
Retained earnings	1,297,794	8,565,446	6,425,841
NetEase.com, Inc's shareholders' equity	1,475,880	9,740,811	7,438,778
Noncontrolling interests	(2,602)	(17,173)	(13,434)
Total shareholders' equity	1,473,278	9,723,638	7,425,344
Total liabilities and shareholders' equity	$ 1,755,555	11,586,662	8,803,469